Acquisition (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of purchase price to assets acquired and liabilities
Cash and cash equivalents	$811,773
Prepaid expenses and other current assets	1,977
Balance with the Company (*)	50,000
Investment in the Company’s shares (**)	122,482
CLA provided to the Company (*)	167,188
Liability to National Technological Innovation Authority	(1,006,605)
Accrued expenses and other current liabilities	(123)
Goodwill (***)	265,089
Total purchase price	$411,781

(*)	Such amount was eliminated at the consolidated level.

(**)	Such amount was recorded as Treasury stock within the Consolidated statements of shareholders’ equity (deficit).

(***)	Such amount was impaired following the purchase date since Jet CU has no activity and was recorded within the Consolidated statements of comprehensive loss.